INTANGIBLE ASSETS, NET (Details)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets, Gross	$ 1,208,340
Less: Accumulated impairment	0
Acquired intangible assets, net	1,208,340
Cryptocurrencies [Member]
Finite-Lived Intangible Assets, Gross	$ 1,208,340